Stock Based Compensation	12 Months Ended
Dec. 31, 2014
Stock Based Compensation [Abstract]
STOCK BASED COMPENSATION
13.	STOCK BASED COMPENSATION

In October 2005, the Company's Board of Directors adopted the Caldera Pharmaceuticals, Inc. 2005 Stock Option Plan (the "Plan"), which permits awards of incentive and nonqualified stock options and other forms of incentive compensation to employees and non-employees such as directors and consultants. The Board has set aside 1,500,000 shares of common stock for issuance upon exercise of grants made under the Plan. Options granted under the Plan vest either immediately or over a period of up to two years, and expire 1 year to 10 years from the grant date. At December 31, 2014, 774,048 shares were available for future grant under the Incentive Plan.

Stock option based compensation expense totaled $702,300 and $660,468 for the year ended December 31, 2014 and 2013, respectively. The Company expenses the value of stock options on a straight line basis over the life of the options. The fair value of the options granted is determined using the Black-Scholes option-pricing model.

The following weighted average assumptions were used for the year ended December 31, 2014:

Year ended December 31, 2014

Calculated stock price	$2.26
Risk-free interest rate	1.59% to 2.6%
Expected life of options	5- 10 Years
Expected volatility of the underlying stock	118.1%
Expected dividend rate	0%

As noted above, the fair value of stock options is determined by using the Black-Scholes option-pricing model. For all options granted since October 1, 2005 the Company has generally used option terms of between 1 to 10 years. The volatility of the common stock is estimated using historical data of companies similar in size and in the same industry as the Company.  The risk-free interest rate used in the Black-Scholes option-pricing model is determined by reference to historical U.S. Treasury constant maturity rates with maturities approximate to the life of the options granted. An expected dividend yield of zero is used in the option valuation model, because the Company does not expect to pay any cash dividends in the foreseeable future. As of December 31, 2014, the Company does not anticipate any awards will be forfeited in the calculation of compensation expense due to the limited number of employees that receive stock option grants.

No options were exercised for the year ended December 31, 2014 and 2013, respectively.

We canceled options exercisable for 255,262 and 20,313 shares of common stock for the year ended December 31, 2014 and 2013, respectively, held by employees whose service to our company terminated during those respective periods. The shares underlying such options were returned to and are available for re-issuance under the 2005 Plan pursuant to the terms described above.

A summary of all of our option activity during the period January 1, 2013 to December 31, 2014 is as follows:

	Shares	Exercise Price per Share	Weighted Average Exercise Price

Outstanding January 1, 2013	253,077	$0.40 - 11.42	$6.28
Granted	592,450	3.00 - 11.42	4.00
Forfeited/Cancelled	(20,313)	4.00 - 11.42	8.18
Exercised	-	-	-
Outstanding December 31, 2013	825,214	$0.40 - 11.42	$4.62
Granted	156,000	5.00	5.00
Forfeited/Cancelled	(255,262)	5.00 - 11.42	5.26
Exercised	-	-	-
Outstanding December 31, 2014	725,952	$0.40 - 11.42	$3.82

Stock options outstanding as of December 31, 2014 and 2013, as disclosed in the above table, have an intrinsic value of $345,750 and $33,325, respectively.

The following tables summarize information about stock options outstanding as of December 31, 2014:

	Options Outstanding			Options Exercisable
Exercise Price	Number of shares	Weighted average remaining contractual years	Weighted Average Exercise Price	Number of Shares	Weighted Average exercise Price

$0.40	15,000	7.33		15,000
$2.20	110,000	6.17		110,000
$3.00	312,500	8.21		312,500
$4.00	7,500	0.87		7,500
$5.00	183,500	6.97		62,967
$11.42	97,452	3.71		97,452

	725,952	6.89	$3.82	605,419	$3.76

The weighted-average grant-date fair values of options granted during the year ended December 31, 2014 and 2013, respectively was $302,080 ($1.94 per option) and was $1,296,119 ($2.18 per option), respectively. As of December 31, 2014 there were unvested options to purchase 120,533 shares of common stock. Total expected unrecognized compensation cost related to such unvested options is $228,207, which is expected to be recognized over a period of 39 months.

Subsequent to year end, on January 7, 2015, in terms of an employment agreement entered into with Richard Cunningham, our new CEO, refer Note 15 below, a further 250,000 stock options excisable at $3.50 per share were issued to him. These options vest as follows: 50,000 on November 24, 2015, 150,000 vest equally over a period of 36 months commencing on November 24, 2015 and 50,000 on November 24, 2018.